Consolidated Statement Of Shareholders' (Deficit) Equity (USD $) In Millions	Total	Class A Common Shares [Member]	Class B Common Shares [Member]	Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income (Loss) [Member]
Balance at at Dec. 31, 2008	$ 262.2	$ 0	$ 0	$ 2,140.8	$ (1,805.4)	$ (73.2)
Equity-based compensation expense	15.9	0	0	15.9	0	0
Investment from CDW Holdings LLC	0.1	0	0	0.1	0	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(1.4)	0	0	(1.4)	0	0
Net income (loss)	(373.4)	0	0	0	(373.4)	0	(373.4)
Change in unrealized loss on interest rate swap agreements, net of tax	(13.3)	0	0	0	0	(13.3)	(13.3)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	56.3	0	0	0	0	56.3	56.3
Foreign currency translation adjustment	8.9	0	0	0	0	8.9	8.9
Comprehensive income (loss)							(321.5)
Balance at at Dec. 31, 2009	(44.7)	0	0	2,155.4	(2,178.8)	(21.3)
Equity-based compensation expense	11.5	0	0	11.5	0	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(0.2)	0	0	(0.2)	0	0
Net income (loss)	(29.2)	0	0	0	(29.2)	0	(29.2)
Change in unrealized loss on interest rate swap agreements, net of tax	(32.1)	0	0	0	0	(32.1)	(32.1)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	47.3	0	0	0	0	47.3	47.3
Foreign currency translation adjustment	3.9	0	0	0	0	3.9	3.9
Comprehensive income (loss)							(10.1)
Balance at at Dec. 31, 2010	(43.5)	0	0	2,166.7	(2,208.0)	(2.2)
Equity-based compensation expense	19.5	0	0	19.5	0	0
Investment from CDW Holdings LLC	1.0	0	0	1.0	0	0
Repurchase of Class B Common Shares	(0.4)	0	0	0	(0.4)	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(1.1)	0	0	(1.1)	0	0
Net income (loss)	17.1	0	0	0	17.1	0	17.1
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	1.9	0	0	0	0	1.9	1.9
Foreign currency translation adjustment	(1.8)	0	0	0	0	(1.8)	(1.8)
Comprehensive income (loss)							17.2
Balance at at Dec. 31, 2011	$ (7.3)	$ 0	$ 0	$ 2,186.1	$ (2,191.3)	$ (2.1)